Note 4 - Fair Value Measurements (Details) - Reconciliation of Retirement Plan Assets in Level 3 (Fair Value, Inputs, Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2011	$ 97	[1]	$ 89	[1]
Balance at December 31	104	[1]	97	[1]
Gains included in changes in net assets	12	[1]	8	[1]
Purchases		[1]	15	[1]
Sales	(5)	[1]	(15)	[1]
Global Hedged Equity [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2011	38	[1]	30	[1]
Balance at December 31	43	[1]	38	[1]
Gains included in changes in net assets	5	[1]	3	[1]
Purchases		[1]	15	[1]
Sales		[1]	(10)	[1]
Absolute Return [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2011	36	[1]	34	[1]
Balance at December 31	39	[1]	36	[1]
Gains included in changes in net assets	3	[1]	2	[1]
Purchases		[1]		[1]
Sales		[1]		[1]
Private Capital [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2011	23	[1]	25	[1]
Balance at December 31	22	[1]	23	[1]
Gains included in changes in net assets	4	[1]	3	[1]
Purchases		[1]		[1]
Sales	$ (5)	[1]	$ (5)	[1]

[1]	There were no transfers out of Level 3, or between Level 1 and Level 2 for any of the periods presented.